Summary of significant accounting policies - Schedule of Translation of Amounts (Details)	Mar. 31, 2026	Mar. 31, 2025
Period End Redminbi [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Period exchange rate	0.06898	0.072567
Period Average Redminbi [Member]
Intra-Entity Foreign Currency Balance [Line Items]
Period exchange rate	0.071019	0.072163